Structured Entities - Additional Information (Detail) - CAD ($) $ in Millions		12 Months Ended
	Apr. 22, 2016	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Asset management entities [member] | Unconsolidated structured entities [member]
Disclosure of unconsolidated structured entities [line items]
Non-interest income received from involvement with these asset management entities		$ 1,900	$ 1,800
Total assets under management		$ 196,100	$ 196,800
TD Mortgage Fund [member] | Discontinued Fund [member]
Disclosure of unconsolidated structured entities [line items]
Mortgages repurchased at fair value	$ 155
TD Mortgage Fund [member] | Liquidity Event [member]
Disclosure of unconsolidated structured entities [line items]
Mortgages repurchased at fair value				$ 21